UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bailard, Biehl & Kaiser, Inc.
Address:  950 Tower Lane, Suite
          1900 Foster City, CA 944044

Form      13F File Number:  28-1707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Burnice E. Sparks, Jr.
Title:   President
Phone:   650-571-5800

Signature, Place, and Date of Signing:

/s/ Burnice E. Sparks, Jr.       Foster City, CA              February 14, 2000
--------------------------       ---------------              -----------------
    [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total:  $453,115
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                            IN-
                                                                                            VEST-
                                                                                            MENT
                                                                                            DIS-   OTHER        VOTING
                                TITLE OF     CUSIP         MARKET     SHARES OR  SH   PUT/  CRE-   MANA-      AUTHORITY
 NAME OF ISSUER                  CLASS       NUMBER        VALUE       PRN AMT   PRN  CALL  TION   GERS   SOLE  SHARED NONE
 --------------                  -----       ------        -----       -------   ---  ----  ----   ----   ----  ------ ----
ABBOTT LABORATORIES              COM          2824100        1436      42225      SH        SOLE                      42225
ACORN INTERNATIONAL FUND         FUND         4851200         300       7449      SH        SOLE                       7449
ALZA CORPORATION                 COM         22615108        1969      51900      SH        SOLE                      51900
AMAZON.COM, INC.                 COM         23135106         310       4075      SH        SOLE                       4075
AMERICA ONLINE INC               COM        02364J104         456       8000      SH        SOLE                       8000
AMERICAN EXPRESS CO              COM         25816109         296       1930      SH        SOLE                       1930
AMERICAN HOME PRODUCTS CORP      COM         26609107       11046     235030      SH        SOLE                     235030
AMERICAN INTL GROUP INC          COM         26874107        3561      37555      SH        SOLE                      37555
AMGEN INC                        COM         31162100        2117      33810      SH        SOLE                      33810
AMR CORP                         COM          1765106        6930     129675      SH        SOLE                     129675
ANHEUSER BUSCH COS INC           COM         35229103        3235      49725      SH        SOLE                      49725
APPLIED MATERIALS INC            COM         38222105        1163       7047      SH        SOLE                       7047
AT&T CORP                        COM          1957109       11416     234782      SH        SOLE                     234782
BANK NEW YORK COMPANY            COM         64057102         699      19000      SH        SOLE                      19000
BANK OF AMERICA CORP             COM         60505104        4147      91765      SH        SOLE                      91765
BELL ATLANTIC CORP               COM         77853109        6354     113460      SH        SOLE                     113460
BEMIS COMPANY                    COM         81437105        3828     121525      SH        SOLE                     121525
BERKSHIRE HATHAWAY INC           COM         84670108         226          5      SH        SOLE                          5
BLACK HILLS CORPORATION          COM         92113109         258      10980      SH        SOLE                      10980
BP AMOCO PLC ADRS                COM         55622104        1164      24973      SH        SOLE                      24973
BRISTOL-MYERS SQUIBB CO          COM        110122108         883      14724      SH        SOLE                      14724
CHASE MANHATTAN CORP             COM        16161A108       17748     214799      SH        SOLE                     214799
CHEVRON CORP                     COM        166751107         354       4790      SH        SOLE                       4790
CIENA CORP                       COM        171779101         329       3390      SH        SOLE                       3390
CISCO SYSTEMS INC                COM        17275R102       44414     339199      SH        SOLE                     339199
CITIGROUP INC                    COM        172967101        5339      98868      SH        SOLE                      98868
COCA-COLA COMPANY                COM        191216100         383       6900      SH        SOLE                       6900
COLGATE PALMOLIVE CO             COM        194162103        2650      47425      SH        SOLE                      47425
COMMUNICATION INTELLIGENCE       (NEW)      20338K106         367      53403      SH        SOLE                      53403
COMPAQ COMPUTER CORP             COM        204493100        4259     166224      SH        SOLE                     166224
CONOCO INC. CLASS B              COM        208251405         575      28498      SH        SOLE                      28498
DU PONT (E.I.) DE NEMOURS        COM        263534109        2130      41976      SH        SOLE                      41976
EATON CORPORATION                COM        278058102         338       5441      SH        SOLE                       5441
ELECTRONICS FOR IMAGING          COM        286082102        4282      89315      SH        SOLE                      89315
EMC CORPORATION MASS             COM        268648102        6015      52650      SH        SOLE                      52650
ENRON CORP                       COM        293561106       14473     219700      SH        SOLE                     219700
EXXON MOBIL CORP (NEW)           COM        30231G102        8817     119354      SH        SOLE                     119354
FEDERAL NATL MTG ASSN            COM        313586109        6733     122975      SH        SOLE                     122975
FIRSTAR CORP                     COM        33763V109        1554      70044      SH        SOLE                      70044
FORD MOTOR COMPANY               COM        345370100         232       5029      SH        SOLE                       5029
GENERAL ELECTRIC COMPANY         COM        369604103       25922     193808      SH        SOLE                     193808
GETTY IMAGES INC                 COM        374276103         222       4500      SH        SOLE                       4500
GLOBAL CROSSING LTD.             COM        G3921A100        5844     104598      SH        SOLE                     104598
GROWTH FUND OF AMERICA           FUND       399874106         203       6499      SH        SOLE                       6499
GTE CORP                         COM        362320103         364       5465      SH        SOLE                       5465
GUIDANT CORP                     COM        401698105        4247      67675      SH        SOLE                      67675
HEWLETT-PACKARD COMPANY          COM        428236103        7784      64132      SH        SOLE                      64132
I2 TECHNOLOGIES INC              COM        465754109         235        975      SH        SOLE                        975
INTEL CORPORATION                COM        458140100       25779     243482      SH        SOLE                     243482
INTERNATIONAL BUSINESS MACH      INE COM    459200101       11730     101665      SH        SOLE                     101665
INTUIT INC                       COM        461202103         354       5805      SH        SOLE                       5805
JANUS OVERSEAS FUND              FUND       471023846        1069      25110      SH        SOLE                      25110
JDS UNIPHASE CORP                COM        46612J101        1036       5115      SH        SOLE                       5115
JOHNSON & JOHNSON                COM        478160104       11000     142041      SH        SOLE                     142041
KIMBERLY CLARK                   COM        494368103        7357     126983      SH        SOLE                     126983
LEAR CORP                        COM        521865105        2787     122525      SH        SOLE                     122525
LEHMAN BROTHERS HOLDINGS IN      C COM      524908100        2947      43700      SH        SOLE                      43700
LOWES CO INC                     COM        548661107        6648     144525      SH        SOLE                     144525
LUCENT TECHNOLOGIES INC          COM        549463107        2987      56225      SH        SOLE                      56225
MAXIM INTEGRATED PRODUCTS        COM        57772K101         783      13550      SH        SOLE                      13550
MCI WORLDCOM INC                 COM        55268B106        7452     147932      SH        SOLE                     147932
MERCK & COMPANY INCORPORATE      D COM      589331107        5619      86115      SH        SOLE                      86115
MICROSOFT CORP                   COM        594918104       27233     272498      SH        SOLE                     272498
MINNESOTA MINING & MFG CO        COM        604059105         594       7160      SH        SOLE                       7160
MOTOROLA INC                     COM        620076109         781       5165      SH        SOLE                       5165
NASDAQ-100 SHARES                COM        631100104         244       1230      SH        SOLE                       1230
NEWELL RUBBERMAID INC            COM        651229106        2996     113050      SH        SOLE                     113050
NEXTEL COMMUNICATIONS INC C      L A COM    65332V103         412       3300      SH        SOLE                       3300
NORTEL NETWORKS CORP             COM        656569100        5113      43100      SH        SOLE                      43100
NUCOR CORPORATION                COM        670346105        4489      95262      SH        SOLE                      95262
ORACLE CORP                      COM        68389X105        4764      79818      SH        SOLE                      79818
P.H. GLATFELTER COMPANY          COM        377316104         164      14000      SH        SOLE                      14000
PACIFIC CAPITAL BANCORP          COM        69404P101        1355      45271      SH        SOLE                      45271
PEPSICO INCORPORATED             COM        713448108       11988     348745      SH        SOLE                     348745
PFIZER INC                       COM        717081103         358      10481      SH        SOLE                      10481
PG&E CORPORATION                 COM        69331C108         269      12391      SH        SOLE                      12391
PROCTER AND GAMBLE COMPANY       COM        742718109        3663      39071      SH        SOLE                      39071
PRUDENTIAL HIGH YIELD FD CL      A FUND     74435F106         168      23121      SH        SOLE                      23121
QUALCOMM INC                     COM        747525103        1463      11080      SH        SOLE                      11080
QUANTUM CORP                     DLT &     S747906204        1259     122075      SH        SOLE                     122075
ROYAL DUTCH PETROLEUM CO         COM        780257804       10257     190382      SH        SOLE                     190382
SCHERING PLOUGH CORP             COM        806605101         527      12990      SH        SOLE                      12990
SCHWAB 1000 FUND                 FUND       808517809         713      18541      SH        SOLE                      18541
SEARS ROEBUCK & COMPANY INC      COM        812387108        1602      54760      SH        SOLE                      54760
SOUTHERN COMPANY                 COM        842587107         218       8936      SH        SOLE                       8936
SPRINT CORP                      COM        852061100        3621      56798      SH        SOLE                      56798
SUN MICROSYSTEMS INC             COM        866810104        6282      66524      SH        SOLE                      66524
SYSCO CORP                       COM        871829107       11238     342482      SH        SOLE                     342482
TEXAS INSTRUMENTS INCORPORA      TED COM    882508104        4903      35625      SH        SOLE                      35625
TYCO INTL LTD (NEW)              COM        902124106        4725     120370      SH        SOLE                     120370
UNITED RENTALS, INC.             COM        911363109         163      10000      SH        SOLE                      10000
UNITED TECHNOLOGIES CORP         COM        913017109        4565      94375      SH        SOLE                      94375
UNOCAL CORP                      COM        915289102        2231      82625      SH        SOLE                      82625
VALERO ENERGY CORP (NEW)         COM        91913Y100        3478     149600      SH        SOLE                     149600
VANGUARD EQUITY INCOME FUND      #65        921921102         254      12149      SH        SOLE                      12149
VANGUARD INDEX TR-GROWTH PT      FUND       922908504         207       5484      SH        SOLE                       5484
VERISIGN, INC.                   COM        9.23E+106         593       2838      SH        SOLE                       2838
VISHAY INTERTECHNOLOGY, INC      COM        928298108         502      11840      SH        SOLE                      11840
VODAFONE GROUP ADR               COM        92857T107         318       5785      SH        SOLE                       5785
WACHOVIA CORP NEW                COM        929771103         550       9325      SH        SOLE                       9325
WAL MART STORES INC              COM        931142103       10058     179405      SH        SOLE                     179405
WARNER LAMBERT CO                COM        934488107         318       3530      SH        SOLE                       3530
WELLS FARGO & CO (NEW)           COM        949746101        3324      87768      SH        SOLE                      87768

               TOTAL                                                $453,115
                                                                    ========